Income taxes	12 Months Ended
Feb. 01, 2014
Income taxes

5. Income taxes

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Income before income taxes:
– US	$493.7	$494.3	$423.2
– Foreign	72.8	62.6	78.9

Total income before income taxes	$566.5	$556.9	$502.1

Current taxation:
– US	$211.8	$186.6	$136.9
– Foreign	7.1	6.1	11.5
Deferred taxation:
– US	(22.8)	3.1	26.1
– Foreign	2.4	1.2	3.2

Total income taxes	$198.5	$197.0	$177.7

As the statutory rate of corporation tax in Bermuda is 0%, the differences between the federal income tax rate in the US and the effective tax rates for Signet have been presented below:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
	%	%	%
US federal income tax rates	35.0	35.0	35.0
US state income taxes	2.5	2.7	2.7
Differences between US federal and foreign statutory income tax rates	(0.9)	(0.6)	(1.0)
Expenditures permanently disallowable for tax purposes, net of permanent tax benefits	0.6	0.8	1.1
Benefit of intra-group financing and services arrangements	(2.1)	(2.1)	(2.0)
Other items	(0.1)	(0.4)	(0.4)

Effective tax rate	35.0	35.4	35.4

Signet’s effective tax rate is largely impacted by the relative proportion of US and foreign income tax expense. In Fiscal 2014, Signet’s effective tax rate was the same as the US federal income tax rate because the US state income tax expense was substantially offset by the benefit of intra-group financing and services arrangements. Signet’s future effective tax rate is dependent on changes in the geographic mix of income and the movement in foreign exchange translation rates.

Deferred tax assets (liabilities) consisted of the following:

	February 1, 2014			February 2, 2013
	Assets	(Liabilities)	Total	Assets	(Liabilities)	Total
(in millions)
US property, plant and equipment	$—	$(70.1)	$(70.1)	$—	$(55.8)	$(55.8)
Foreign property, plant and equipment	7.0	—	7.0	6.7	—	6.7
Inventory valuation	—	(169.2)	(169.2)	—	(188.6)	(188.6)
Allowances for doubtful accounts	39.7	—	39.7	36.6	—	36.6
Revenue deferral	134.3	—	134.3	122.4	—	122.4
Derivative instruments	6.9	—	6.9	—	—	—
Straight-line lease payments	27.5	—	27.5	26.8	—	26.8
Deferred compensation	9.9	—	9.9	7.7	—	7.7
Retirement benefit obligations	—	(12.0)	(12.0)	—	(11.2)	(11.2)
Share-based compensation	10.3	—	10.3	10.7	—	10.7
US state income tax accruals	5.3	—	5.3	5.6	—	5.6
Other temporary differences	15.0	—	15.0	16.2	—	16.2
Value of foreign capital losses	15.8	—	15.8	16.5	—	16.5

Total gross deferred tax asset (liability)	$271.7	$(251.3)	$20.4	$249.2	$(255.6)	$(6.4)
Valuation allowance	(16.8)	—	(16.8)	(17.5)	—	(17.5)

Deferred tax asset (liability)	$254.9	$(251.3)	$3.6	$231.7	$(255.6)	$(23.9)

Current assets			$3.0			$1.6
Current liabilities			(113.1)			(129.6)
Non-current assets			113.7			104.1

Deferred tax asset (liability)			$3.6			$(23.9)

As of February 1, 2014 Signet had foreign gross capital loss carry forwards of $74.2 million (Fiscal 2013: $71.0 million) which are only available to offset future capital gains, if any, over an indefinite period.

The decrease in the total valuation allowance in Fiscal 2014 was $0.7 million due to changes in foreign exchange translation and tax rates (Fiscal 2013: $3.6 million net decrease; Fiscal 2012: $1.5 million net decrease). The valuation allowance primarily relates to foreign capital loss carry forwards that, in the judgment of management, are not more likely than not to be realized.

Signet believes that it is more likely than not that deferred tax assets not subject to a valuation allowance as of February 1, 2014 will be offset where permissible by deferred tax liabilities or realized on future tax returns, primarily from the generation of future taxable income.

Signet has business activity in all states within the US and files income tax returns for the US federal jurisdiction and all applicable states. Signet also files income tax returns in the UK and certain other foreign jurisdictions. Signet is subject to US federal and state examinations by tax authorities for tax years after November 1, 2008 and is subject to examination by the UK tax authority for tax years after January 31, 2012.

As of February 1, 2014 Signet had approximately $4.6 million (Fiscal 2013: $4.5 million; Fiscal 2012: $4.8 million) of unrecognized tax benefits in respect of uncertain tax positions, all of which would favorably affect the effective income tax rate if resolved in Signet’s favor. These unrecognized tax benefits relate to financing arrangements and intra-group charges which are subject to different and changing interpretations of tax law.

Signet recognizes accrued interest and, where appropriate, penalties related to unrecognized tax benefits within income tax expense. In Fiscal 2014, the total amount of interest recognized in income tax expense in the consolidated income statement was $0.1 million, net charge (Fiscal 2013: $0.2 million, net credit; Fiscal 2012: $0.1 million, net credit). As of February 1, 2014, Signet had accrued interest of $0.3 million (Fiscal 2013: $0.2 million; Fiscal 2012: $0.4 million).

The following table summarizes the activity related to unrecognized tax benefits:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Balance at beginning of period	$4.5	$4.8	$9.0
Increases related to current year tax positions	0.4	0.2	0.3
Prior year tax positions:
Increases	0.2	—	—
Decreases	—	—	(1.4)
Cash settlements	(0.5)	—	(2.6)
Lapse of statute of limitations	—	(0.5)	(0.5)

Balance at end of period	$4.6	$4.5	$4.8

Over the next twelve months management believes that it is reasonably possible that there could be a reduction of substantially all of the unrecognized tax benefits as of February 1, 2014, due to settlement of the uncertain tax positions with the tax authorities.